IMPAIRMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IMPAIRMENT
Impairment Expense	$ 182,842
Decline in gold ounces in proven and probable reserves from additional drilling, percentage	43.00%
Yaramoko
IMPAIRMENT
Impairment Expense	$ 103,457
Discount rate	7.90%
Lindero
IMPAIRMENT
Impairment Expense	$ 70,156
Discount rate	7.10%	6.25%
San Jose
IMPAIRMENT
Impairment Expense	$ 9,229
Discount rate	5.50%